Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	$ 47,813	$ 58,084	$ 62,259
Cash changes	2,390	(14,147)	(4,965)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(207)	1,098	(1,022)
Non-cash changes, Foreign currency	(966)	443	(282)
Non-cash changes, Changes in fair value	(328)	4	(314)
Non-cash changes, Other	2,503	2,331	2,408
Balance as of the end of the period	51,205	47,813	58,084
Non-current financial debt and related financial instruments
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	38,083	42,533	47,108
Cash changes	7,532	130	1,108
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(262)	571	(672)
Non-cash changes, Foreign currency	(204)	44	(173)
Non-cash changes, Changes in fair value	(321)	10	(273)
Non-cash changes, Reclassification Non-current/Current	(5,740)	(7,186)	(6,783)
Non-cash changes, Other	2,140	1,981	2,218
Balance as of the end of the period	41,228	38,083	42,533
Non-current financial assets
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	(2,395)	(2,731)	(2,404)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	37	(96)	24
Non-cash changes, Foreign currency	37	(21)	52
Non-cash changes, Changes in fair value	132	353	(448)
Non-cash changes, Reclassification Non-current/Current	340	387	198
Non-cash changes, Other	(456)	(287)	(153)
Balance as of the end of the period	(2,305)	(2,395)	(2,731)
Non-current financial debt
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	40,478	45,264	49,512
Cash changes	7,532	130	1,108
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(299)	667	(696)
Non-cash changes, Foreign currency	(241)	65	(225)
Non-cash changes, Changes in fair value	(453)	(343)	175
Non-cash changes, Reclassification Non-current/Current	(6,080)	(7,573)	(6,981)
Non-cash changes, Other	2,596	2,268	2,371
Balance as of the end of the period	43,533	40,478	45,264
Current financial debt and related financial instruments
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	9,420	15,589	15,155
Cash changes	(5,142)	(14,277)	(6,073)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	316	186	(316)
Non-cash changes, Foreign currency	(757)	392	(109)
Non-cash changes, Changes in fair value	(7)	(6)	(41)
Non-cash changes, Reclassification Non-current/Current	5,740	7,186	6,783
Non-cash changes, Other	363	350	190
Balance as of the end of the period	9,933	9,420	15,589
Current financial assets
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	(616)	(401)	(252)
Cash changes	609	383	264
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(2)	(1)
Non-cash changes, Foreign currency	20	(8)	6
Non-cash changes, Changes in fair value	(107)	(68)	(97)
Non-cash changes, Reclassification Non-current/Current	(340)	(387)	(198)
Non-cash changes, Other	(319)	(134)	(124)
Balance as of the end of the period	(755)	(616)	(401)
Current borrowings
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	9,590	15,502	15,035
Cash changes	(5,751)	(14,660)	(6,337)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	321	181	(316)
Non-cash changes, Foreign currency	(760)	389	(106)
Non-cash changes, Changes in fair value	(138)	121	(69)
Non-cash changes, Reclassification Non-current/Current	6,080	7,573	6,981
Non-cash changes, Other	682	484	314
Balance as of the end of the period	10,024	9,590	15,502
Other current financial liabilities
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	446	488	372
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(3)	6
Non-cash changes, Foreign currency	(17)	11	(9)
Non-cash changes, Changes in fair value	238	(59)	125
Balance as of the end of the period	664	446	488
Financial liabilities and financial assets classified as held for sale
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	310	(38)	(4)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(261)	341	(34)
Non-cash changes, Foreign currency	(5)	7
Balance as of the end of the period	$ 44	$ 310	$ (38)